Franklin New York Tax-Free Income Fund
Statement of Investments, August 31, 2012 (unaudited)

		Principal Amount		Value
Municipal Bonds 94.2%				
New York 84.8%				
Albany Capital Resource Corp. Revenue, The College Saint Rose, Series A, 5.875%, 7/01/41	$	5,000,000	$	5,627,300
Albany IDA Civic Facility Revenue, St. Peter's Hospital Project,				
Series A, 5.25%, 11/15/27		5,000,000		5,516,650
Series A, 5.25%, 11/15/32		5,000,000		5,406,900
Series E, 5.50%, 11/15/27		1,135,000		1,265,797
Series E, 5.25%, 11/15/32		1,150,000		1,243,587
Amherst Development Corp. Student Housing Facility Revenue, University of Buffalo Foundation Facility, Student Housing Corp., Series A, AGMC Insured, 5.00%,				
10/01/40		3,000,000		3,265,500
10/01/45		3,800,000		4,122,506
Battery Park City Authority Revenue, Refunding, Series A, 5.00%,				
11/01/24		9,000,000		9,417,870
11/01/25		12,000,000		12,552,840
11/01/26		14,250,000		14,879,565
Buffalo and Erie County Industrial Land Development Corp. Revenue, Buffalo State College Foundation Housing Corp. Project, Series A, 5.375%, 10/01/41		2,035,000		2,326,677
Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17		2,880,000		3,319,344
Erie County GO, Sewer District, Series B, NATL Insured, 5.00%, 12/01/35		2,000,000		2,097,180
Geneva IDA Civic Facilities Revenue, Colleges of the Seneca Project, AMBAC Insured, Pre-Refunded,				
5.00%, 9/01/21		2,835,000		2,835,000
5.125%, 9/01/31		5,045,000		5,045,000
Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic Facility, 5.00%,				
10/01/30		3,000,000		3,146,760
10/01/35		1,500,000		1,550,325
Hudson Yards Infrastructure Corp. Revenue, Series A,				
5.00%, 2/15/47		40,000,000		42,380,000
5.25%, 2/15/47		35,000,000		38,794,700
AGMC Insured, 5.00%, 2/15/47		15,000,000		15,955,950
Long Island Power Authority Electric System Revenue,				
General, Refunding, Series A, 6.00%, 5/01/33		42,000,000		51,418,080
General, Refunding, Series A, 5.00%, 9/01/42		22,000,000		24,486,220
General, Refunding, Series A, BHAC Insured, 5.50%, 5/01/33		5,000,000		5,883,750
General, Refunding, Series B, 5.00%, 12/01/35		5,000,000		5,323,400
General, Refunding, Series E, BHAC Insured, 5.00%, 12/01/22		9,200,000		10,500,328
General, Series A, AMBAC Insured, 5.00%, 9/01/34		20,670,000		21,575,139
General, Series C, 5.00%, 9/01/35		16,000,000		17,100,640
Series A, AMBAC Insured, 5.00%, 9/01/29		24,000,000		25,642,560
Series C, BHAC Insured, 5.00%, 9/01/35		5,000,000		5,343,950
Madison County IDA Civic Facility Revenue,				
Colgate University Project, Series A, NATL Insured, 5.00%, 7/01/39		3,250,000		3,334,468
Colgate University Project, Series B, Pre-Refunded, 5.00%, 7/01/33		2,000,000		2,078,380
Morrisville State College Foundation, Series A, CIFG Insured, 5.00%, 6/01/37		1,000,000		976,340
Monroe County IDA Civic Facility Revenue, Nazareth College Rochester Project, NATL Insured,				
5.25%, 10/01/21		1,520,000		1,522,584
5.00%, 10/01/31		3,100,000		3,103,596
Montgomery County IDA Lease Revenue, Hamilton Fulton Montgomery Board of Cooperative Educational Services Project, Series A, XLCA Insured, 5.00%,				
7/01/29		5,710,000		5,809,925
7/01/34		3,000,000		3,035,160
Mount Sinai Union Free School District, Refunding, AMBAC Insured, 6.20%, 2/15/13		1,055,000		1,081,491
MTA Commuter Facilities Revenue,				
Series 8, Pre-Refunded, 5.50%, 7/01/21		5,000,000		5,216,450
Series R, Pre-Refunded, 5.50%, 7/01/17		2,000,000		2,286,880
MTA Dedicated Tax Fund Revenue,				
Refunding, Series A, 5.00%, 11/15/30		25,000,000		25,212,500
Refunding, Series A, AGMC Insured, 5.00%, 11/15/32		71,685,000		72,235,541
Refunding, Series A, NATL Insured, 5.00%, 11/15/30		15,250,000		15,379,625
Series A, 5.50%, 11/15/39		22,845,000		25,691,944
Series A, AGMC Insured, 5.00%, 11/15/28		41,575,000		41,938,365
Series A, AGMC Insured, Pre-Refunded, 5.00%, 4/01/29		25,800,000		28,299,762

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin New York Tax-Free Income Fund
Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Series A, NATL Insured, 5.00%, 11/15/35	66,430,000	70,813,716
Series B, 5.00%, 11/15/34	63,750,000	71,851,987
Series B, NATL Insured, 4.75%, 11/15/26	5,200,000	5,630,352
Series B, NATL Insured, 5.00%, 11/15/31	40,000,000	44,612,800
MTA Revenue,		
Refunding, Series A, NATL Insured, 5.125%, 11/15/31	15,000,000	15,126,450
Refunding, Series U, NATL RE, FGIC Insured, 5.125%, 11/15/31	5,000,000	5,042,150
Series A, 5.00%, 11/15/37	48,000,000	51,435,840
Series A, AGMC Insured, Pre-Refunded, 5.00%, 11/15/30	58,130,000	58,613,060
Series A, NATL RE, FGIC Insured, 5.00%, 11/15/32	10,355,000	10,574,422
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 11/15/25	21,510,000	21,700,148
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.25%, 11/15/31	38,000,000	38,329,460
Series B, 5.125%, 11/15/24	20,000,000	20,937,800
Series B, 5.00%, 11/15/37	25,000,000	26,789,500
Series B, Pre-Refunded, 5.25%, 11/15/32	28,720,000	30,441,764
Series E, Pre-Refunded, 5.25%, 11/15/31	15,000,000	15,130,050
Transportation, Series A, 5.00%, 11/15/35	43,895,000	46,615,173
Transportation, Series A, AGMC Insured, 5.50%, 11/15/23	7,460,000	9,732,092
Transportation, Series C, 6.50%, 11/15/28	15,000,000	19,234,350
Transportation, Series C, 5.00%, 11/15/47	16,125,000	17,832,799
Transportation, Series F, 5.00%, 11/15/35	11,000,000	11,561,550
MTA Service Contract Revenue,		
Commuter Facilities, Series 7, ETM, zero cpn., 7/01/13	2,065,000	2,057,236
Transit Facilities, Series 7, ETM, zero cpn., 7/01/13	7,935,000	7,905,164
Nassau County GO,		
General Improvement, Series C, Assured Guaranty, 5.00%, 10/01/30	5,735,000	6,364,244
General Improvement, Series C, Assured Guaranty, 5.00%, 10/01/31	6,025,000	6,662,023
General Improvement, Series C, Assured Guaranty, 5.125%, 10/01/35	27,210,000	29,957,394
General Improvement, Series C, Assured Guaranty, 5.25%, 10/01/39	28,190,000	31,051,285
Sewer and Storm Water Resources, Series D, Assured Guaranty, 5.25%, 10/01/39	7,620,000	8,393,430
Nassau County Sewer and Storm Water Finance Authority System Revenue, Refunding, Series A, BHAC Insured, 5.375%, 11/01/28	2,000,000	2,316,080
New York City Educational Construction Fund Revenue,		
5.75%, 4/01/41	20,000,000	23,403,200
Series A, BHAC Insured, 5.00%, 4/01/37	19,750,000	21,240,927
New York City GO,		
Citysavers, Series B, zero cpn., 12/01/12	1,030,000	1,103,861
Citysavers, Series B, zero cpn., 6/01/13	1,030,000	1,097,465
Citysavers, Series B, zero cpn., 12/01/13	1,030,000	1,089,792
Citysavers, Series B, zero cpn., 6/01/14	1,030,000	1,081,500
Citysavers, Series B, zero cpn., 12/01/14	1,030,000	1,071,808
Citysavers, Series B, zero cpn., 6/01/15	1,030,000	1,065,494
Citysavers, Series B, zero cpn., 12/01/15	1,030,000	1,049,570
Citysavers, Series B, zero cpn., 6/01/16	1,030,000	1,047,510
Citysavers, Series B, zero cpn., 12/01/16	1,030,000	1,034,965
Citysavers, Series B, zero cpn., 6/01/17	1,030,000	1,018,114
Citysavers, Series B, zero cpn., 12/01/17	1,030,000	1,005,476
Citysavers, Series B, zero cpn., 6/01/18	1,030,000	988,367
Citysavers, Series B, zero cpn., 12/01/18	1,005,000	950,760
Citysavers, Series B, zero cpn., 12/01/19	1,030,000	939,721
Citysavers, Series B, zero cpn., 6/01/20	10,000,000	8,384,900
Fiscal 2003, Series I, Pre-Refunded, 5.00%, 3/01/29	10,000,000	10,231,100
Fiscal 2003, Series I, Pre-Refunded, 5.00%, 3/01/30	14,785,000	15,130,378
Refunding, Series A, AGMC Insured, 5.00%, 8/01/26	9,450,000	10,718,284
Refunding, Series C, 5.00%, 8/01/25	7,575,000	8,936,909
Refunding, Series C, 5.00%, 8/01/26	2,190,000	2,580,674
Refunding, Series D, 5.125%, 8/01/19	10,000	10,033
Refunding, Series G, AMBAC Insured, 5.00%, 8/01/22	15,000,000	16,921,500
Refunding, Series I, 5.00%, 8/01/25	16,780,000	20,554,997
Refunding, Series I, 5.00%, 8/01/26	11,000,000	13,398,880
Refunding, Series I, 5.00%, 8/01/27	10,000,000	12,112,400
Series B, zero cpn., 6/01/19	1,030,000	950,433
Series D, 5.50%, 6/01/24	185,000	185,648
Series D, 5.125%, 12/01/28	10,230,000	11,933,295
Series D, 5.00%, 10/15/29	2,415,000	2,514,619

Franklin New York Tax-Free Income Fund
Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.25%, 8/15/34	3,750,000	4,657,200
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.00%, 8/15/38	3,250,000	3,956,843
Non-State Supported Debt, Hospital for Special Surgery, NATL Insured, 5.00%, 8/15/29	10,250,000	10,645,547
Non-State Supported Debt, Hospital for Special Surgery, NATL Insured, 5.00%, 8/15/33	5,200,000	5,368,584
Non-State Supported Debt, Long Island University, Refunding, Radian Insured, 5.125%, 9/01/23	1,700,000	1,702,363
Non-State Supported Debt, Long Island University, Refunding, Radian Insured, 5.25%, 9/01/28	1,420,000	1,421,860
Non-State Supported Debt, Montefiore Medical Center, NATL RE, FGIC Insured, 5.00%, 2/01/28	10,060,000	10,587,345
Non-State Supported Debt, Mortgage Hospital, Montefiore, FHA Insured, 5.00%, 8/01/24	2,500,000	2,831,525
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Refunding, NATL Insured, 5.00%, 7/01/35	10,000,000	10,613,900
Non-State Supported Debt, Municipal Health Facilities, Lease, Refunding, Series 2, Sub Series 2-4, 5.00%, 1/15/27	5,000,000	5,525,300
Non-State Supported Debt, Municipal Health Facilities, Lease, Refunding, Series 2, Sub Series 2-4, 5.00%, 1/15/28	5,000,000	5,509,600
Non-State Supported Debt, Municipal Health Facilities, Lease, Refunding, Series 2, Sub Series 2-5, 5.00%, 1/15/32	20,000,000	21,585,200
Non-State Supported Debt, New York and Presbyterian Hospital, AGMC Insured, 5.00%, 8/15/36	14,185,000	14,656,226
Non-State Supported Debt, New York University, AMBAC Insured, 5.00%, 7/01/26	5,475,000	6,132,274
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/38	27,800,000	30,591,676
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/39	20,000,000	22,305,800
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/42	10,000,000	11,469,700
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%, 7/01/27	5,470,000	6,108,185
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%, 7/01/32	5,000,000	5,547,250
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%, 7/01/37	10,000,000	10,853,400
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/37	3,475,000	4,036,525
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/38	26,995,000	29,705,838
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/39	19,650,000	21,915,448
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/42	6,500,000	7,514,520
Non-State Supported Debt, New York University, Series B, 5.25%, 7/01/48	49,665,000	55,196,688
Non-State Supported Debt, New York University, Series C, 5.00%, 7/01/38	25,000,000	27,510,500
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/22	2,300,000	2,639,687
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/32	6,250,000	6,743,750
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/21	5,590,000	6,471,152
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/23	2,150,000	2,452,011
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series E, 5.50%, 5/01/33	3,000,000	3,427,770
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A, 5.25%, 5/01/25	3,000,000	3,179,370
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A, 5.25%, 5/01/30	8,750,000	9,861,512
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/30	3,000,000	3,445,260
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	13,000,000	14,795,040
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series B, 5.00%, 5/01/39	10,000,000	10,919,400
Non-State Supported Debt, NYSARC Inc., Refunding, Series A, AGMC Insured, 5.00%, 7/01/34	5,510,000	5,764,507
Non-State Supported Debt, NYU Hospitals Center, Series A, 6.00%, 7/01/40	4,500,000	5,263,515
Non-State Supported Debt, Pratt Institute, Series C, Assured Guaranty, 5.00%, 7/01/29	3,775,000	4,215,127
Non-State Supported Debt, Residential Institution for Children, 5.00%, 6/01/38	5,000,000	5,437,950
Non-State Supported Debt, School District Financing Program, Refunding, Series A, AGMC Insured, 5.00%, 10/01/22	7,645,000	8,614,004
Non-State Supported Debt, School District Financing Program, Series C, AGMC Insured, 5.00%, 10/01/32	5,000,000	5,471,850
Non-State Supported Debt, School District Financing Program, Series C, AGMC Insured, 5.00%, 10/01/37	6,550,000	7,040,399
Non-State Supported Debt, School Districts Bond Financing, Refunding, Series C, NATL Insured, 5.00%, 4/01/35	7,525,000	7,896,283
Non-State Supported Debt, School Districts Bond Financing, Series B, NATL Insured, 5.00%, 10/01/34	5,000,000	5,265,500
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%, 10/01/21	5,000,000	5,940,400
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%, 10/01/22	7,145,000	8,420,025
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%, 10/01/24	12,730,000	14,839,997
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty, 5.625%, 10/01/29	3,000,000	3,489,930
Non-State Supported Debt, School Districts Financing Program, Series C, Assured Guaranty, 5.00%, 10/01/31	4,000,000	4,449,560
Non-State Supported Debt, School Districts Financing Program, Series C, Assured Guaranty, 5.125%, 10/01/36	5,000,000	5,514,700
Non-State Supported Debt, Student Housing Corp., NATL RE, FGIC Insured, 5.25%, 7/01/26	6,105,000	7,150,176
Non-State Supported Debt, The New School, 5.50%, 7/01/40	10,000,000	11,453,000
Non-State Supported Debt, The New School, AGMC Insured, 5.50%, 7/01/43	13,000,000	14,869,660
Non-State Supported Debt, The New School, Refunding, NATL Insured, 5.00%, 7/01/46	12,000,000	12,558,960
Non-State Supported Debt, The New York Hospital Medical Center of Queens, FHA Insured, 4.75%, 2/15/37	4,890,000	5,133,180
Non-State Supported Debt, University Rochester, Series A, 5.125%, 7/01/39	10,500,000	11,586,960
Non-State Supported Debt, Vassar College, 5.00%, 7/01/49	11,000,000	12,088,120
Non-State Supported Debt, Yeshiva University, Refunding, 5.00%, 9/01/38	14,535,000	15,828,760
NYSARC Inc., Series A, AGMC Insured, 5.00%, 7/01/26	1,700,000	1,719,890
Secondarily Insured, Lease, State University, AMBAC Insured, 5.00%, 7/01/32	5,000,000	5,644,050
Secondarily Insured, State University Educational Facilities, Third General Resolution, Refunding, Series A, Assured Guaranty, 5.50%, 5/15/22	5,000,000	6,367,750
Siena College, NATL Insured, 5.00%, 7/01/31	3,500,000	3,505,005

Franklin New York Tax-Free Income Fund
Statement of Investments, August 31, 2012 (unaudited) *(continued)*

Refunding, Series H, NATL RE, FGIC Insured, 5.00%, 1/01/37	54,810,000	58,959,117
Series G, AGMC Insured, 5.00%, 1/01/32	35,000,000	38,297,350
Series H, AGMC Insured, 5.00%, 1/01/37	10,000,000	10,782,200
New York State Thruway Authority Revenue, General, Series I, 5.00%, 1/01/42	30,000,000	33,702,900
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue, Series A,		
5.00%, 4/01/26	13,655,000	16,608,986
5.00%, 4/01/27	27,000,000	32,661,630
5.00%, 4/01/28	11,600,000	13,966,748
5.00%, 4/01/30	9,000,000	10,735,200
5.00%, 4/01/31	10,250,000	12,169,210
5.00%, 4/01/32	11,100,000	12,964,800
AGMC Insured, 5.00%, 4/01/24	7,420,000	8,284,133
New York State Urban Development Corp. Revenue,		
Empire State Development Corp., Series B, 5.00%, 1/01/26	8,830,000	10,147,259
Empire State Development Corp., Series B, 5.00%, 1/01/27	7,730,000	8,851,391
Empire State Development Corp., Series B, 5.00%, 1/01/28	5,460,000	6,232,918
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 3/15/29	7,000,000	7,507,990
Personal Income Tax, Series C-1, Pre-Refunded, 5.00%, 3/15/25	3,225,000	3,306,367
Refunding, Series D, 5.625%, 1/01/28	3,780,000	4,387,257
State Personal Income Tax, Series A-1, 5.00%, 12/15/27	5,000,000	5,892,600
State Personal Income Tax, Series B-1, 5.00%, 3/15/36	10,000,000	11,483,500
Niagara Falls City School District COP, High School Facility, Refunding, AGMC Insured, 5.00%, 6/15/28	4,155,000	4,365,451
Niagara Falls Public Improvement GO, NATL Insured, 6.85%, 3/01/19	5,000	5,023
Niagara Falls Public Water Authority Revenue, Series A, NATL Insured, 5.00%, 7/15/34	9,000,000	9,094,500
North Hempstead GO, Refunding, Series B, NATL RE, FGIC Insured, 6.40%,		
4/01/15	1,065,000	1,209,350
4/01/16	1,000,000	1,193,930
Orangetown Housing Authority Housing Facilities Revenue, Capital Appreciation, Senior Housing Center Project, Refunding,		
NATL Insured, zero cpn., 4/01/30	20,200,000	7,829,924
Oswego County IDA Civic Facility Revenue, Oswego School District Public Library Project, XLCA Insured, 5.00%, 12/15/30	1,805,000	1,954,021
Port Authority of New York and New Jersey Revenue, Consolidated,		
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	30,000,000	33,069,300
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	74,235,000	80,898,334
One Hundred Sixty-First Series, 5.00%, 10/15/34	25,000,000	28,487,500
One Hundred Sixty-First Series, 5.00%, 10/15/35	29,000,000	32,885,710
One Hundred Sixty-First Series, 5.00%, 10/15/39	25,000,000	27,991,750
Rensselaer City School District COP, XLCA Insured, 5.00%, 6/01/36	20,240,000	20,603,915
Rockland County IDA Civic Facility Revenue, Nyack Library Project, Series A, AMBAC Insured, 5.00%,		
12/01/32	2,000,000	2,119,700
12/01/37	3,320,000	3,456,153
Sachem CSD Holbrook GO,		
NATL Insured, Pre-Refunded, 5.00%, 6/15/30	1,000,000	1,036,270
Series B, NATL Insured, Pre-Refunded, 5.00%, 10/15/27	3,885,000	4,086,437
Series B, NATL Insured, Pre-Refunded, 5.00%, 10/15/28	2,000,000	2,103,700
Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured, 5.00%,		
10/15/29	5,195,000	5,646,809
10/15/32	94,975,000	103,151,398
Saratoga County Water Authority Revenue, Water System, 5.00%, 9/01/48	7,225,000	7,809,719
Schenectady IDA Civic Facility Revenue,		
Schaffer Heights, Series A, GNMA Secured, 6.00%, 11/01/30	2,885,000	2,894,319
Schaffer Heights, Series A, GNMA Secured, 6.05%, 11/01/35	2,375,000	2,381,721
Union College Project, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/32	2,395,000	2,488,860
SONYMA Homeowner Mortgage Revenue, Series 156,		
5.20%, 10/01/28	3,390,000	3,399,933
5.35%, 10/01/33	3,755,000	3,766,340
Suffolk County IDA Civic Facility Revenue, New York Institute of Technology Project, Refunding, 5.00%, 3/01/26	2,000,000	2,072,760
Syracuse IDA Civic Facility Revenue, Crouse Health Hospital Inc., Project A,		
5.25%, 1/01/16	2,460,000	2,461,353
5.375%, 1/01/23	4,760,000	4,760,190
Tobacco Settlement FICO Revenue, Asset-Backed, Series A-1C, AMBAC Insured, 5.25%, 6/01/21	24,000,000	24,832,800
Triborough Bridge and Tunnel Authority Revenues,		
5.00%, 11/15/24	6,965,000	8,083,579
General Purpose, Series B, NATL Insured, Pre-Refunded, 5.20%, 1/01/27	5,110,000	6,681,223
General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27	15,000,000	19,612,200
General Purpose, Series B, Pre-Refunded, 5.125%, 11/15/29	17,175,000	17,337,991

Franklin New York Tax-Free Income Fund
Statement of Investments, August 31, 2012 (unaudited) *(continued)*

	Principal Amount	Value
first sub., Series A, 6.50%, 8/01/44	10,000,000	11,724,800
first sub., Series C, 5.50%, 8/01/40	35,000,000	37,982,700
first sub., Series C, 5.25%, 8/01/41	25,065,000	26,507,491
Senior Series C, 5.25%, 8/01/40	7,000,000	7,721,420
		651,898,294
Total Municipal Bonds before Short Term Investments (Cost $6,003,284,235)		6,527,380,765
Short Term Investments 2.9%		
Municipal Bonds 2.9%		
New York 2.9%		
[a]New York City GO,		
Series A, Sub Series A-5, Daily VRDN and Put, 0.17%, 8/01/36	37,500,000	37,500,000
Series H, Sub Series H-1, Daily VRDN and Put, 0.17%, 3/01/34	3,330,000	3,330,000
Series L, Sub Series L-6, Daily VRDN and Put, 0.16%, 4/01/32	12,000,000	12,000,000
[a]New York City Trust for Cultural Resources Revenue, Lincoln Center,		
Refunding, Series A-2, Daily VRDN and Put, 0.17%, 12/01/35	12,000,000	12,000,000
Series A, Sub Series A-1, Daily VRDN and Put, 0.20%, 12/01/35	30,000,000	30,000,000
[a]New York State Housing Finance Agency Revenue, 320 West 38th Street, Refunding, Series A, Weekly VRDN and Put, 0.15%, 5/01/42	22,390,000	22,390,000
[a]Syracuse IDA Civic Facility Revenue, Syracuse University Project,		
Series A-1, Daily VRDN and Put, 0.17%, 7/01/37	10,735,000	10,735,000
Series A-2, Daily VRDN and Put, 0.17%, 12/01/37	32,375,000	32,375,000
[a]Triborough New York Bridge and Tunnel Authority Revenues, General, Refunding, Series B-2A, Daily VRDN and Put, 0.16%, 1/01/32	37,855,000	37,855,000
Total Short Term Investments (Cost $198,185,000)		198,185,000
Total Investments (Cost $6,201,469,235) 97.1%		6,725,565,765
Other Assets, less Liabilities 2.9%		200,397,892
Net Assets 100.0%		$ 6,925,963,657

[a]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Abbreviations

Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC IXIS Financial Guaranty
COP	Certificate of Participation
CSD	Central School District
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority/Agency
FICO	Financing Corp.
GNMA	Government National Mortgage Association
GO	General Obligation
HDC	Housing Development Corp.
HFA	Housing Finance Authority/Agency
HFAR	Housing Finance Authority Revenue
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
MFH	Multi-Family Housing
MFHR	Multi-Family Housing Revenue

Franklin New York Tax-Free Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund's Board of Trustees (the Board), the Fund's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instnnnent dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market -based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instnnnents and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market -based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At August 31, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:

  Level 1 - quoted prices in active markets for identical financial instruments
  Level 2 - other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At August 31, 2012, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant s management, including the Registrant s principal executive officer and the Registrant s principal financial officer, of the effectiveness of the design and operation of the Registrant s disclosure controls and procedures. Based on such evaluation, the Registrant s principal executive officer and principal financial officer concluded that the Registrant s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND